CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

In July 2014, the Corporation sold $150,000 of its Notes due in 2019. The Notes were issued by SAExploration Holdings, Inc. and are guaranteed by its 100% owned U.S. subsidiaries: SAExploration Sub, Inc.; SAExploration, Inc.; NES LLC; and SAExploration Seismic Services (U.S.), Inc. (“the Guarantors”). The Guarantors have fully and unconditionally guaranteed the payment obligations of SAExploration Holdings, Inc. on a joint and several basis with respect to these debt securities. As of December 31, 2014, foreign branches of the Guarantors in Bolivia, Colombia and Peru have been reorganized as 100% owned foreign subsidiaries of SAExploration, Inc. and are reported under "Other Subsidiaries" in the condensed consolidated financial statements for all periods presented.

The following condensed consolidating financial information presents the results of operations, financial position and cash flows for:

•
SAExploration Holdings, Inc. (Reflects investments in subsidiaries utilizing the equity method of accounting. The equity in earnings of subsidiaries is recognized for the period beginning after the Closing of the Merger on June 24, 2013 discussed in Note 3).

•	Guarantor subsidiaries (Reflects investments in subsidiaries utilizing the equity method of accounting).

•	All other subsidiaries of SAExploration Holdings, Inc. that are not Guarantors.

•	The consolidating adjustments necessary to present SAExploration Holdings, Inc. and subsidiaries' financial statements on a consolidated basis.

The condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements and notes.

	December 31, 2014
Balance Sheet	SAExploration Holding, Inc.	The Guarantors	Other Subsidiaries	Consolidating Adjustments	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$7,289	$5,033	$—	$12,322
Restricted cash	—	—	723	—	723
Accounts receivable, net	70	1,871	71,643	—	73,584
Deferred costs on contracts	—	3,626	1,005	—	4,631
Prepaid expenses and other current assets	31	536	16,470	—	17,037
Deferred income tax assets	—	(255)	775	—	520
Total current assets	101	13,067	95,649	—	108,817
Property and equipment, net	—	61,292	15,804	—	77,096
Investment in subsidiaries	(14,245)	80,003	3,510	(69,268)	—
Intercompany receivables	126,466	—	—	(126,466)	—
Intangible assets, net	—	—	1,050	—	1,050
Goodwill	—	—	1,977	—	1,977
Deferred loan issuance costs, net	6,022	804	—	—	6,826
Deferred income tax assets	15	5,046	2,966	—	8,027
Other assets	—	—	—	—	—
Total assets	$118,359	$160,212	$120,956	$(195,734)	$203,793

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$9,429	$24,826	$—	$34,255
Accrued liabilities	7,519	1,206	2,177	—	10,902
Income and other taxes payable	—	42	20,219	—	20,261
Accrued payroll liabilities	—	1,386	7,266	—	8,652
Equipment note payable	—	1,654	—	—	1,654
Current portion of capital leases	—	49	411	—	460
Deferred revenue	—	—	187	—	187
Deferred income tax liabilities	—	(1,275)	1,862	—	587
Total current liabilities	7,519	12,491	56,948	—	76,958
Senior secured notes payable	150,000	—	—	—	150,000
Long-term portion of capital leases	—	96	89	—	185
Intercompany payables	—	66,006	60,460	(126,466)	—
Deferred income tax liabilities	—	5,440	291	—	5,731
Total liabilities	157,519	84,033	117,788	(126,466)	232,874
Stockholders’ equity:
Common stock	2	—	—	—	2
Additional paid-in capital	28,185	43,861	17,493	(61,354)	28,185
Retained earnings (accumulated deficit)	(67,347)	28,960	(9,963)	(7,914)	(56,264)
Accumulated other comprehensive loss	—	—	(4,362)	—	(4,362)
Total stockholders’ equity attributable to the Corp.	(39,160)	72,821	3,168	(69,268)	(32,439)
Noncontrolling interest	—	3,358	—	—	3,358
Total stockholders’ equity (deficit)	(39,160)	76,179	3,168	(69,268)	(29,081)
Total liabilities and stockholders’ equity (deficit)	$118,359	$160,212	$120,956	$(195,734)	$203,793

	December 31, 2013
Balance Sheet	SAExploration Holding, Inc.	The Guarantors	Other Subsidiaries	Consolidating Adjustments	Total Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$3,389	$13,962	$—	$17,351
Restricted cash	—	—	638	—	638
Accounts receivable, net	—	888	40,040	—	40,928
Deferred costs on contracts	—	463	2,727	—	3,190
Prepaid expenses and other current assets	—	394	4,225	—	4,619
Deferred income tax assets	—	849	522	—	1,371
Total current assets	—	5,983	62,114	—	68,097
Property and equipment, net	—	41,926	22,646	—	64,572
Investment in subsidiaries	15,857	117,645	—	(133,502)	—
Intercompany receivables	—	16,731	—	(16,731)	—
Intangible assets, net	—	—	1,260	—	1,260
Goodwill	—	—	2,150	—	2,150
Deferred loan issuance costs, net	—	9,115	—	—	9,115
Deferred income tax assets	—	10	733	—	743
Other assets	13	—	—	—	13
Total assets	$15,870	$191,410	$88,903	$(150,233)	$145,950

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$—	$4,116	$12,395	$—	$16,511
Accrued liabilities	681	1,164	1,279	—	3,124
Income and other taxes payable	35	(3,753)	10,791	—	7,073
Accrued payroll liabilities	—	490	4,007	—	4,497
Current portion of credit agreement borrowings	—	800	—	—	800
Current portion of capital leases	—	39	446	—	485
Notes payable to related parties	500	—	—	—	500
Deferred revenue	—	4,775	3,152	—	7,927
Deferred income tax liabilities	—	69	—	—	69
Total current liabilities	1,216	7,700	32,070	—	40,986
Long-term portion of credit agreement borrowings	—	79,888	—	—	79,888
Notes payable to Former SAE stockholders	12,406	—	—	—	12,406
Long-term portion of capital leases	—	102	516	—	618
Intercompany payables	355	—	16,376	(16,731)	—
Deferred income tax liabilities	—	749	365	—	1,114
Total liabilities	13,977	88,439	49,327	(16,731)	135,012
Stockholders’ equity:
Common stock	2	—	—	—	2
Additional paid-in capital	27,485	43,861	19,231	(63,092)	27,485
Retained earnings (accumulated deficit)	(25,594)	59,065	22,428	(70,410)	(14,511)
Accumulated other comprehensive loss	—	—	(2,083)	—	(2,083)
Total stockholders’ equity attributable to the Corp.	1,893	102,926	39,576	(133,502)	10,893
Noncontrolling interest	—	45	—	—	45
Total stockholders’ equity (deficit)	1,893	102,971	39,576	(133,502)	10,938
Total liabilities and stockholders’ equity (deficit)	$15,870	$191,410	$88,903	$(150,233)	$145,950

	Year Ended December 31, 2014
Income Statement	SAExploration Holding, Inc.	The Guarantors	Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenue from services	$—	$107,514	$279,306	$—	$386,820
Cost of services	—	95,462	235,667	(519)	330,610
Gross profit	—	12,052	43,639	519	56,210
Selling, general and administrative expenses	418	10,504	28,621	—	39,543
Income (loss) from operations	(418)	1,548	15,018	519	16,667
Other expense, net	(11,230)	(24,710)	(5,727)	(519)	(42,186)
Equity in income (losses) of investments	(30,105)	17	—	30,088	—
Income (loss) before income taxes	(41,753)	(23,145)	9,291	30,088	(25,519)
Provision (benefit) for income taxes	—	3,602	9,274	—	12,876
Net income (loss)	(41,753)	(26,747)	17	30,088	(38,395)
Less: net income attributable to noncontrolling interest	—	3,358	—	—	3,358
Net income (loss) attributable to the Corporation	$(41,753)	$(30,105)	$17	$30,088	$(41,753)

Comprehensive net income (loss)	$(41,753)	$(26,747)	$(2,262)	$30,088	$(40,674)
Less: comprehensive net income attributable to noncontrolling interest	—	3,358	—	—	3,358
Comprehensive net income (loss) attributable to Corporation	$(41,753)	$(30,105)	$(2,262)	$30,088	$(44,032)

	Year Ended December 31, 2013
Income Statement	SAExploration Holding, Inc.	The Guarantors	Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Revenue from services	$—	$29,335	$215,933	$—	$245,268
Cost of services	—	24,479	177,857	—	202,336
Gross profit	—	4,856	38,076	—	42,932
Selling, general and administrative expenses	353	12,361	21,963	—	34,677
Income (loss) from operations	(353)	(7,505)	16,113	—	8,255
Other expense, net	(1,553)	(13,567)	(3,646)	—	(18,766)
Equity in income (losses) of investments	(23,688)	3,768	—	19,920	—
Income (loss) before income taxes	(25,594)	(17,304)	12,467	19,920	(10,511)
Provision for income taxes	—	1,796	8,699	—	10,495
Net income (loss)	(25,594)	(19,100)	3,768	19,920	(21,006)
Less: net income attributable to noncontrolling interest	—	45	—	—	45
Net income (loss) attributable to the Corporation	$(25,594)	$(19,145)	$3,768	$19,920	$(21,051)

Comprehensive net income (loss)	$(25,594)	$(19,100)	$1,329	$19,920	$(23,445)
Less: comprehensive net income attributable to noncontrolling interest	—	45	—	—	45
Comprehensive net income (loss) attributable to Corporation	$(25,594)	$(19,145)	$1,329	$19,920	$(23,490)

	Year Ended December 31, 2014
Statement of Cash Flows	SAExploration Holding, Inc.	The Guarantors	Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Operating activities:
Net cash provided by (used in) operating activities	$1,012	$6,036	$(13,728)	$(13,221)	$(19,901)
Investing activities:
Purchase of property and equipment	—	(25,177)	(3,026)	—	(28,203)
Capital contribution to affiliate	—	5,253	(3,515)	(1,738)	—
Proceeds from sale of property and equipment	—	80	39	—	119
Net cash used in investing activities	—	(19,844)	(6,502)	(1,738)	(28,084)
Financing activities:
Proceeds from issuance of senior secured notes	150,000	—	—	—	150,000
Repayments of notes payable	(17,500)	(82,159)	—	—	(99,659)
Payment of loan issuance costs	(6,691)	(852)	—	—	(7,543)
Repayments of capital lease obligations	—	(88)	(405)	—	(493)
Distribution to noncontrolling interest	—	(45)	—	—	(45)
Intercompany lending	(126,821)	101,924	24,897	—	—
Capital contribution from affiliate	—	—	(1,738)	1,738	—
Dividend payments on Former SAE preferred shares	—	(1,072)	—	—	(1,072)
Dividend payments on affiliate	—	—	(13,221)	13,221	—
Net cash provided by (used in) financing activities	(1,012)	17,708	9,533	14,959	41,188
Effects of exchange rate changes on cash and cash equivalents	—	—	1,768	—	1,768
Net change in cash and cash equivalents	—	3,900	(8,929)	—	(5,029)
Cash and cash equivalents at the beginning of period	—	3,389	13,962	—	17,351
Cash and cash equivalents at the end of period	$—	$7,289	$5,033	$—	$12,322

	Year Ended December 31, 2013
Statement of Cash Flows	SAExploration Holding, Inc.	The Guarantors	Other Subsidiaries	Consolidating Adjustments	Total Consolidated
Operating activities:
Net cash provided by (used in) operating activities	$(359)	$(8,011)	$11,764	$(431)	$2,963
Investing activities:
Purchase of property and equipment	—	(2,214)	(8,896)	—	(11,110)
Net cash used in investing activities	—	(2,214)	(8,896)	—	(11,110)
Financing activities:
Net proceeds from Merger	—	34,785	492	—	35,277
Repayments of notes payable	—	(800)	—	—	(800)
Repayments of advances from related parties	—	(53)	—	—	(53)
Payment of loan issuance costs	—	(2,750)	—	—	(2,750)
Merger costs	—	(5,027)	—	—	(5,027)
Repayments of capital lease obligations	—	(36)	(761)	—	(797)
Intercompany lending	359	(5,669)	5,310	—	—
Dividend payments on Former SAE common and preferred shares	—	(15,084)	—	—	(15,084)
Dividend payments to affiliates	—	—	(431)	431	—
Net cash provided by financing activities	359	5,366	4,610	431	10,766
Effects of exchange rate changes on cash and cash equivalents	—	—	(989)	—	(989)
Net change in cash and cash equivalents	—	(4,859)	6,489	—	1,630
Cash and cash equivalents at the beginning of period	—	8,248	7,473	—	15,721
Cash and cash equivalents at the end of period	$—	$3,389	$13,962	$—	$17,351